Supplemental Cash Flow Information - Supplemental cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Supplemental cash flow information:
Interest paid	$ 777	$ 2,278	$ 4,543	$ 3,220
Income taxes paid (refunded), net	1,924	286	1,172	3,054
Supplemental schedule of non-cash investing and financing activities:
Accrued construction costs	$ 4,382	$ 7,065	$ 6,039	$ 5,961